Related Party Transactions - Additional Information (Detail)							1 Months Ended	3 Months Ended	4 Months Ended
		Dec. 27, 2020 shares	Dec. 21, 2020 USD ($)	Nov. 17, 2020 $ / shares shares	Nov. 12, 2020 shares	Sep. 14, 2020 USD ($) $ / shares shares	Oct. 31, 2020 shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 18, 2020 $ / shares
Related Party Transaction [Line Items]
Offering costs for an aggregate price | $	[1]								$ 25,000
Initial Public Offering, units | shares				30,000,000
Initial Public Offering, price per unit | $ / shares				$ 10.00
Initial Public Offering, gross proceeds | $									8,000,000
Repayments of Notes Payable | $			$ 90,000					$ 90,000	89,602
Notes payable related parties | $								31,000	$ 31,000
Underwriters Over Allotment [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units | shares				2,500,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Initial stockholders agreed to forfeit | shares									1,031,250
Percentage of founder shares from related party									20.00%
Founder Shares [Member] | Darla Anderson [Member]
Related Party Transaction [Line Items]
Shares transferred during the period | shares							25,000
Founder Shares [Member] | Francesca Luthi [Member]
Related Party Transaction [Line Items]
Shares transferred during the period | shares							25,000
Founder Shares [Member] | Charles E Wert [Member]
Related Party Transaction [Line Items]
Shares transferred during the period | shares							25,000
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable to related party current | $								121,000	$ 121,000
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable to related party current | $								200,000	200,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Convertible price warrants for post business combination entity | $ / shares						$ 2.00
Related Party Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Proceeds from Promissory Note to related party | $								121,000	121,000
Working Capital Loans | $								1,500,000	1,500,000
Administrative Service Agreement [Member]
Related Party Transaction [Line Items]
Monthly charge for administrative services | $								10,000	10,000
Related Party Transaction, Amounts of Transaction | $								30,000
Prepaid expense | $								$ 130,000	$ 0
Private Placement Warrant [Member]
Related Party Transaction [Line Items]
Initial Public Offering, units | shares								4,000,000	4,000,000
Initial Public Offering, price per unit | $ / shares								$ 2.00	$ 2.00
Initial Public Offering, gross proceeds | $								$ 8,000,000	$ 8,000,000
Common Class A [Member]
Related Party Transaction [Line Items]
Initial Public Offering, price per unit | $ / shares				$ 11.50
Common stock, par value | $ / shares								$ 0.0001	$ 0.0001
Warrants exercise price per share | $ / shares										$ 11.50
Common stock, shares outstanding | shares								5,149,431	4,946,687
Common Class A [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Closing Share Threshold Price | $ / shares						$ 12.00
Common Class A [Member] | Private Placement Warrant [Member]
Related Party Transaction [Line Items]
Warrants exercise price per share | $ / shares								$ 11.50	$ 11.50
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, par value | $ / shares								$ 0.0001	$ 0.0001
Initial stockholders agreed to forfeit | shares	[1]								406,250
Stock split ratio					0.90
Common stock, shares outstanding | shares					7,906,250			7,500,000	7,500,000
Common stock that were subject to forfeiture | shares		406,250		625,000
Common Class B [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common stock that were subject to forfeiture | shares									1,031,250
Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Offering costs for an aggregate price | $						$ 25,000
Initial Public Offering, units | shares						7,187,500
Common stock, par value | $ / shares						$ 0.0001

[1]	This number included up to 1,031,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On November 17, 2020, the underwriters partially exercised their over-allotment option to purchase 2,500,000 units resulting in 625,000 shares of Class B common stock no longer being subject to forfeiture. The over-allotment option expired on December 27, 2020, resulting in 406,250 shares of Class B common stock being forfeited. (see Note 4)